UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09150

Industry Leaders® Fund
(Exact name of registrant as specified in charter)

175 Oak Ridge Ave Summit, NJ		07901
(Address of principal executive offices)		(Zip code)

Gerald P. Sullivan 175 Oak Ridge Ave Summit, NJ 07901
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(908) 273 5440

Date of fiscal year end:	6/30

Date of reporting period:	3/31/2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

INDUSTRY LEADERS® FUND

Portfolio of Investments – March 31, 2012 (unaudited)

Shares		Value
Common Stocks - 99.08%
	Aerospace/Defense - 3.33%
1,450	General Dynamics Corp.	$106,401
1,770	United Technologies Corp.	146,804
		253,205
	Agriculture - 2.14%
5,130	Archer-Daniels-Midland Co.	162,416

	Apparel - 0.62%
180	Nike, Inc., Class B	19,519
190	VF Corp.	27,736
		47,255
	Banks - 14.67%
18,080	Bank of America Corp.	173,026
7,200	Bank of New York Mellon Corp. (The)	173,736
1,370	Goldman Sachs Group, Inc. (The)	170,387
3,742	JPMorgan Chase & Co.	172,057
4,020	Morgan Stanley	78,953
5,460	U.S. Bancorp	172,973
5,070	Wells Fargo & Co.	173,090
		1,114,222
	Beverages - 1.48%
1,520	Coca-Cola Co. (The)	112,495

	Biotechnology - 0.49%
550	Amgen, Inc.	37,395

	Chemicals - 1.13%
510	Monsanto Co.	40,678
390	Praxair, Inc.	44,710
		85,388
	Commercial Services - 2.64%
2,330	SAIC, Inc. (a)	30,756
1,440	VISA, Inc., Class A	169,920
		200,676
	Computers - 4.05%
310	Apple, Inc. (a)	185,836
1,290	Computer Sciences Corp.	38,622
3,485	Hewlett-Packard Co.	83,047
		307,505
	Cosmetics/Personal Care - 1.58%
170	Estee Lauder Cos., Inc. (The), Class A	10,530
1,630	Procter & Gamble Co. (The)	109,552
		120,082
	Diversified Financial Services - 1.75%
650	BlackRock, Inc.	133,185

	Electric - 2.90%
8,240	Duke Energy Corp.	173,122
1,050	Southern Co.	47,177
		220,299
	Electrical Components & Equipment - 1.00%
1,460	Emerson Electric Co.	76,183

	Electronics - 0.65%
870	Thermo Fisher Scientific, Inc.	49,050

	Engineering & Construction - 0.45%
570	Fluor Corp.	34,223

	Food - 0.49%
1,240	Sysco Corp.	37,026

	Hand/Machine Tools - 0.71%
700	Stanley Black & Decker, Inc.	53,872

	Health Care Products - 3.20%
2,140	Johnson & Johnson	141,154
2,590	Medtronic, Inc.	101,502
		242,656
	Health Care Services - 1.83%
2,360	UnitedHealth Group, Inc.	139,098

	Insurance - 8.79%
770	ACE Ltd.	56,364
2,180	Berkshire Hathaway, Inc., Class B (a)	176,907
500	Everest Re Group, Ltd.	46,260
4,620	MetLife, Inc.	172,557
720	Prudential Financial, Inc.	45,641
2,870	Travelers Cos., Inc. (The)	169,904
		667,633
	Internet - 1.94%
230	Google, Inc., Class A (a)	147,485

	Iron/Steel - 0.46%
820	Nucor Corp.	35,219

	Leisure Time - 0.82%
1,940	Carnival Corp.	62,235

	Machinery-Construction & Mining - 0.94%
670	Caterpillar, Inc.	71,368

	Media - 2.77%
210	McGraw-Hill Cos., Inc. (The)	10,179
1,140	Thomson Reuters Corp.	32,946
3,810	Walt Disney Co. (The)	166,802
		209,927
	Mining - 1.09%
1,910	Barrick Gold Corp.	83,047

	Miscellaneous Manufacturing - 2.59%
8,575	General Electric Co.	172,100
430	Illinois Tool Works, Inc.	24,562
		196,662
	Oil & Gas - 9.46%
1,146	Apache Corp.	115,104
1,588	Chevron Corp.	170,297
2,300	ConocoPhillips Co.	174,823
2,018	Exxon Mobil Corp.	175,021
870	Occidental Petroleum Corp.	82,850
		718,095
	Oil & Gas Services - 2.62%
340	National Oilwell Varco, Inc.	27,020
2,460	Schlumberger Ltd.	172,028
		199,048
	Pharmaceuticals - 4.54%
40	Abbott Laboratories	2,452
4,415	Merck & Co., Inc.	169,536
7,620	Pfizer, Inc.	172,669
		344,657

See accompanying Notes to Portfolio of Investments.

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Shares		Value
	Pipelines - 0.60%
1,170	Enbridge, Inc.	$45,455

	Retail - 5.31%
1,660	Lowe’s Cos., Inc.	52,091
480	McDonald’s Corp.	47,088
210	Target Corp.	12,237
860	TJX Cos., Inc.	34,150
2,450	Walgreen Co.	82,051
2,865	Wal-Mart Stores, Inc.	175,338
		402,955
	Savings & Loans - 0.26%
1,430	New York Community Bancorp, Inc.	19,891

	Semiconductors - 2.29%
2,110	Applied Materials, Inc.	26,248
5,260	Intel Corp.	147,858
		174,106
	Software - 2.57%
5,330	Microsoft Corp.	171,893
805	Oracle Corp.	23,474
		195,367
	Telecommunications - 5.19%
5,530	AT&T, Inc.	172,702
7,050	Cisco Systems, Inc.	149,107
1,890	Verizon Communications, Inc.	72,255
		394,064
	Transportation - 1.73%
960	Canadian National Railway Co.	76,253
685	United Parcel Service, Inc., Class B	55,293
		131,546
	Total Common Stocks (Cost $5,273,386)	7,524,991

	Total Investments - 99.08% (Cost $5,273,386)(b)	$7,524,991

	Other Assets
	Net of Liabilities - 0.92%	69,822
	Net Assets — 100.00%	$7,594,813

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purpose is $5,273,386

	Gross unrealized appreciation	$2,279,637
	Gross unrealized depreciation	(28,032)
	Net unrealized appreciation	$2,251,605

See accompanying Notes to Portfolio of Investments.

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INDUSTRY LEADERS® FUND

Notes to Portfolio of Investments

For the Period Ended March 31, 2012 (unaudited)

A. Securities Valuation

Securities Valuation- The Industry Leaders® Fund’s (the “Fund”) investments are valued based on the last reported sales price on the day of valuation. When reliable market quotations are not readily available for any security, the value of that security will be based on its “fair value” by the committee (“Pricing Committee”) established by the Fund’s Procedures for Determining Net Asset Value. The members of the Pricing Committee are appointed by, and the Pricing Committee reports directly to, the Fund’s Board of Trustees. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by the Fund has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the Fund’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations. As of March 31, 2012, the Fund only held securities with readily available market quotations.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	03/31/12	Price	Inputs	Inputs
Common Stocks*	$7,524,991	$7,524,991	$—	$—

* Please refer to Portfolio of Investments for industry breakdown.

The Fund held only Level 1 securities during the nine-month period. The Fund did not hold any Level 2 or 3 securities during the nine-month period.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

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ITEM 2.  CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INDUSTRY LEADERS FUND

By:	/S/ Gerald P. Sullivan
Gerald P. Sullivan
President

Date:	May 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ GERALD P. SULLIVAN
Gerald P. Sullivan
Chief Financial Officer

Date:	May 17, 2012

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.